Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (71,176)	$ (61,099)	$ (33,199)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	3,690	3,288	772
Loss on disposal of property and equipment	(10)	156
Loss on impairment	7,446
Changes in right of use assets and operating lease liabilities, net	(601)	(18)	1,179
Non-cash loss on foreign currency remeasurement	50	3
Non-cash share-based compensation	7,022	6,317	2,992
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(6,845)	(9,771)	(3,120)
Accounts payable	1,907	(2,572)	5,258
Income taxes payable	326	(7)	7
Accrued expenses and other liabilities	(1,114)	4,937	3,045
Other long-term liability	321	47	614
Deferred tax assets	(225)	(22)	(4)
Other assets	(326)	(543)	(2,796)
Net cash used in operating activities	(59,535)	(59,284)	(25,252)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(7,512)	(7,634)	(11,847)
Net cash used in investing activities	(7,512)	(7,634)	(11,847)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of shares	1
Issuance of ADRs in initial public offering, net of issuance costs under the employee share purchase plan		160,755
Proceeds of issuance of convertible preferred shares, net of issuance costs			113,825
Payments of initial public offering costs			(121)
Net cash provided by financing activities	1	160,755	113,704
Effect of exchange rate changes on cash equivalents and restricted cash	(25,935)	(5,334)	3,650
Net (decrease) increase in cash	(92,981)	88,503	80,255
Cash, cash equivalents and restricted cash, beginning of year	266,352	177,849	97,594
Cash, cash equivalents and restricted cash, end of year	173,371	266,352	177,849
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Right of use assets obtained in exchange for new operating lease liabilities	2,111	314	15,846
Property and equipment purchases in accrued expenses	649	726	285
Deferred offering costs included in accrued expenses			826
Cash and cash equivalents	173,338	266,319	$ 177,849
Restricted cash	$ 33	$ 33